UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

This Form N-CSR relates solely to the Registrant’s Prudential Global Real Estate Fund (the “Fund”).

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2017

Date of reporting period:	04/30/2017

Item 1 – Reports to Stockholders

PRUDENTIAL GLOBAL REAL ESTATE FUND

SEMIANNUAL REPORT

APRIL 30, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Global Real Estate Fund informative and useful. The report covers performance for the six-month period ended April 30, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Global Real Estate Fund

June 15, 2017

Prudential Global Real Estate Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/17 (without sales charges)	Average Annual Total Returns as of 4/30/17 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	2.31	–4.99	4.87	0.92	—
Class B	1.97	–4.98	5.17	0.78	—
Class C	1.97	–1.15	5.34	0.78	—
Class Q	2.56	1.02	N/A	N/A	5.82 (8/23/13)
Class R	2.22	0.34	5.86	N/A	3.87 (6/16/08)
Class Z	2.49	0.83	6.39	1.79	—
FTSE EPRA/NAREIT Developed Real Estate Net Index**	3.28	2.13	7.07	1.12	—
S&P 500 Index	13.31	17.90	13.66	7.15	—
S&P Developed Property Net Index**	4.09	3.11	7.73	1.36	—
Lipper Global Real Estate Funds Average	3.56	2.54	7.03	1.21	—

*Not annualized

**The Fund’s primary benchmark is the FTSE EPRA/NAREIT Developed Real Estate Net Index, and the S&P Developed Property Net Index has been discontinued as a benchmark for the Fund. The Fund’s Manager believes that the FTSE EPRA/NAREIT Developed Real Estate Net Index provides a more appropriate basis for Fund performance comparisons.

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

FTSE EPRA/NAREIT Developed Real Estate Net Index—The Financial Times Stock Exchange European Public Real Estate Association/National Associate of Real Estate Investment Trusts (FTSE EPRA/NAREIT) Developed Real Estate Net Index reflects the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the world. The average annual total returns for the Index measured from the month-end closest to the inception date through 4/30/17 are 7.11% for Class Q shares and 4.71% for Class R shares.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the US have performed. The average annual total returns for the Index measured from the month-end closest to the inception date through 4/30/17 are 13.19% for Class Q shares and 9.64% for Class R shares.

S&P Developed Property Net Index—The S&P Developed Property Net Index is an unmanaged, weighted index that measures the investable universe of publicly traded property companies domiciled in developed markets. The average annual total returns for the Index measured from the month-end closest to the inception date through 4/30/16 are 7.64% for Class Q shares and 5.16% for Class R shares.

Prudential Global Real Estate Fund	5

Your Fund’s Performance (continued)

Lipper Global Real Estate Funds Average—The Lipper Global Real Estate Funds Average (Lipper Average) is based on the average return for all funds in the Lipper Global Real Estate Funds universe for the periods noted. Funds in the Lipper Average invest at least 25% but less than 75% of their equity portfolios in shares of companies engaged in the real estate industry that are strictly outside of the US or whose securities are principally traded outside of the US. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date through 4/30/17 are 7.05% for Class Q shares and 4.78% for Class R shares.

Investors cannot invest directly in an index or average. Their returns do not include the effect of sales charges and operating expenses of a mutual fund or taxes and would be lower if they did. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the indexes and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/17 (%)
Simon Property Group, Inc., REIT, Retail REITs	2.8
Equity Residential, REIT, Residential REITs	2.7
Sun Hung Kai Properties Ltd., Diversified Real Estate Activities	2.5
Ventas, Inc., REIT, Health Care REITs	2.3
Unibail-Rodamco SE, REIT, Retail REITs	2.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/17 (%)
Retail REITs	20.8
Residential REITs	12.7
Office REITs	11.2
Diversified Real Estate Activities	9.8
Industrial REITs	9.1

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Global Real Estate Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Global Real Estate Fund		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,023.10	1.27%	$6.37
	Hypothetical	$1,000.00	$1,018.50	1.27%	$6.36
Class B	Actual	$1,000.00	$1,019.70	1.97%	$9.87
	Hypothetical	$1,000.00	$1,015.03	1.97%	$9.84
Class C	Actual	$1,000.00	$1,019.70	1.97%	$9.87
	Hypothetical	$1,000.00	$1,015.03	1.97%	$9.84
Class Q	Actual	$1,000.00	$1,025.60	0.80%	$4.02
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01
Class R	Actual	$1,000.00	$1,022.20	1.47%	$7.37
	Hypothetical	$1,000.00	$1,017.50	1.47%	$7.35
Class Z	Actual	$1,000.00	$1,024.90	0.97%	$4.87
	Hypothetical	$1,000.00	$1,019.98	0.97%	$4.86

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 100.3%

COMMON STOCKS 100.3%

Australia 6.2%
Charter Hall Office, REIT (Escrow Shares)*^	590,800	$—
Dexus Property Group, REIT	3,850,952	29,405,651
Goodman Group, REIT	6,558,736	39,822,676
Mirvac Group, REIT	5,426,585	9,217,064
Scentre Group, REIT	4,886,634	15,766,750
Stockland, REIT	10,494,210	38,087,129
Vicinity Centres	10,287,916	22,174,767
Westfield Corp., REIT	2,695,993	18,334,036

		172,808,073

Canada 2.3%
Boardwalk Real Estate Investment Trust, REIT	417,367	14,079,888
Canadian Apartment Properties, REIT	631,172	15,660,815
Chartwell Retirement Residences, REIT, UTS	1,080,427	12,299,795
First Capital Realty, Inc.	1,462,116	21,250,783

		63,291,281

France 3.6%
Fonciere des Regions, REIT	81,641	7,286,374
ICADE, REIT	39,870	2,960,587
Klepierre, REIT	536,219	21,046,568
Mercialys SA, REIT	384,558	7,492,018
Unibail-Rodamco SE, REIT	245,389	60,253,299

		99,038,846

Germany 4.1%
ADO Properties SA, 144A	434,811	15,917,592
Alstria Office REIT AG*	846,264	11,192,194
Deutsche Wohnen AG	5,085	173,874
LEG Immobilien AG*	199,227	17,116,069
TLG Immobilien AG	807,128	16,332,307
VIB Vermoegen AG	356,968	8,543,208
Vonovia SE	1,204,426	43,605,328

		112,880,572

Hong Kong 7.2%
Cheung Kong Property Holdings Ltd.	1,977,405	14,156,662
Henderson Land Development Co. Ltd.	4,877,339	30,875,800
Hongkong Land Holdings Ltd.	1,592,000	12,274,320
Link REIT	5,201,500	37,388,266

See Notes to Financial Statements.

Prudential Global Real Estate Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Hong Kong (cont’d.)
Sun Hung Kai Properties Ltd.	4,646,529	$69,628,270
Swire Properties Ltd.	1,744,365	5,848,068
Wharf Holdings Ltd. (The)	3,534,137	30,132,178

		200,303,564

Ireland 1.3%
Green REIT PLC	9,089,813	13,513,584
Hibernia REIT PLC	10,883,685	15,111,596
Irish Residential Properties REIT PLC	5,105,607	7,284,375

		35,909,555

Japan 10.6%
Activia Properties, Inc., REIT	3,770	17,962,103
Daiwa House Industry Co. Ltd.	918,714	27,312,420
GLP J-REIT	7,438	8,382,415
Hoshino Resorts REIT, Inc.	692	3,513,688
Hulic Co. Ltd.	2,086,398	19,676,322
Invincible Investment Corp., REIT	42,425	16,250,037
Japan Hotel REIT Investment Corp.	13,066	8,905,600
Japan Real Estate Investment Corp., REIT	2,594	13,659,635
Japan Retail Fund Investment Corp., REIT	7,500	14,651,776
Kenedix Retail REIT Corp.	12,525	27,281,976
LaSalle Logiport, REIT	17,401	16,528,755
Mitsubishi Estate Co. Ltd.	2,212,880	42,371,786
Mitsui Fudosan Co. Ltd.	1,499,787	32,998,714
Nippon Building Fund, Inc., REIT	792	4,212,004
Sumitomo Realty & Development Co. Ltd.	1,493,079	40,336,374

		294,043,605

Netherlands 0.3%
Eurocommercial Properties NV, REIT	218,735	8,499,088

Singapore 2.3%
Cache Logistics Trust, REIT	12,483,600	7,726,260
Keppel REIT	28,231,650	21,414,368
Mapletree Commercial Trust, REIT	5,728,920	6,541,257
Suntec Real Estate Investment Trust, REIT	21,929,183	27,770,069

		63,451,954

Spain 0.6%
Axiare Patrimonio SOCIMI SA, REIT	1,006,396	16,690,220

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Sweden 1.6%
Atrium Ljungberg AB (Class B Stock)	478,287	$7,911,246
Fabege AB	665,864	11,466,169
Hufvudstaden AB (Class A Stock)	770,283	12,068,426
Kungsleden AB	1,425,510	7,981,085
Pandox AB	251,736	4,227,918

		43,654,844

Switzerland 0.4%
PSP Swiss Property AG	138,054	12,377,269

United Kingdom 4.4%
Big Yellow Group PLC, REIT	1,132,936	11,358,818
British Land Co. PLC (The), REIT	1,805,805	15,355,082
Derwent London PLC, REIT	82,061	3,128,143
Empiric Student Property PLC, REIT	6,201,538	8,797,038
Hammerson PLC, REIT	2,125,237	16,169,646
Kennedy Wilson Europe Real Estate PLC	1,134,921	15,270,936
Land Securities Group PLC, REIT	1,482,364	21,229,984
Segro PLC, REIT	1,677,072	10,548,709
Shaftesbury PLC, REIT	958,332	11,566,127
Tritax Big Box PLC, REIT	5,466,283	9,913,061

		123,337,544

United States 55.4%
Alexandria Real Estate Equities, Inc., REIT	324,822	36,545,723
American Campus Communities, Inc., REIT	334,566	15,855,083
Boston Properties, Inc., REIT	155,509	19,687,439
Camden Property Trust, REIT	674,519	55,533,149
Chesapeake Lodging Trust, REIT	184,354	4,297,292
Columbia Property Trust, Inc., REIT	1,061,584	23,885,640
Community Healthcare Trust, Inc., REIT	744,130	18,394,894
CubeSmart, REIT	1,736,494	44,002,758
DDR Corp., REIT	2,366,290	25,579,595
DiamondRock Hospitality Co., REIT	3,370,251	37,106,463
Digital Realty Trust, Inc., REIT	341,088	39,170,546
Duke Realty Corp., REIT	1,481,605	41,084,907
Equity LifeStyle Properties, Inc., REIT	407,305	32,955,048
Equity Residential, REIT	1,152,559	74,432,260
Essex Property Trust, Inc., REIT	197,408	48,260,334
Extra Space Storage, Inc., REIT	465,606	35,167,221
Federal Realty Investment Trust, REIT	368,274	48,203,384
First Industrial Realty Trust, Inc., REIT	856,055	24,089,388
First Potomac Realty Trust, REIT	1,397,416	15,371,576
Forest City Realty Trust, Inc. (Class A Stock)	1,879,395	42,474,327

See Notes to Financial Statements.

Prudential Global Real Estate Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

United States (cont’d.)
Four Corners Property Trust, Inc., REIT	1,257,010	$29,326,043
GGP, Inc.	339,503	7,336,660
Gramercy Property Trust, REIT	468,503	13,019,698
Hudson Pacific Properties, Inc., REIT	1,372,367	47,154,530
Invitation Homes, Inc., REIT*	22,287	480,285
Macerich Co. (The), REIT	636,535	39,738,880
MedEquities Realty Trust, Inc., REIT	1,583,099	18,712,230
Medical Properties Trust, Inc., REIT	2,411,378	31,516,710
MGM Growth Properties LLC, REIT (Class A Stock)	939,727	26,894,987
Mid-America Apartment Communities, Inc., REIT	210,467	20,880,431
Monogram Residential Trust, Inc., REIT	2,190,283	22,297,081
National Retail Properties, Inc., REIT	438,521	18,514,357
Omega Healthcare Investors, Inc., REIT	544,338	17,963,154
Park Hotels & Resorts, Inc., REIT	1,145,418	29,402,880
Physicians Realty Trust, REIT	1,293,860	25,411,410
ProLogis, Inc., REIT	758,296	41,258,885
Public Storage, REIT	94,454	19,776,779
QTS Realty Trust, Inc., REIT (Class A Stock)	227,555	12,160,539
Retail Properties of America, Inc., REIT (Class A Stock)	3,079,078	41,074,900
Rexford Industrial Realty, Inc., REIT	1,116,057	27,834,462
Simon Property Group, Inc., REIT	469,237	77,546,107
SL Green Realty Corp., REIT	433,827	45,521,467
Spirit Realty Capital, Inc., REIT	3,171,286	29,873,514
STAG Industrial, Inc., REIT	1,013,906	26,726,562
Sun Communities, Inc., REIT	233,762	19,544,841
Sunstone Hotel Investors, Inc., REIT	1,681,717	25,040,766
Taubman Centers, Inc., REIT	593,386	37,116,294
Ventas, Inc., REIT	1,006,946	64,454,613
Vornado Realty Trust, REIT	265,494	25,551,143
Welltower, Inc., REIT	236,874	16,922,279

		1,541,149,514

TOTAL COMMON STOCKS (cost $2,502,359,526)		2,787,435,929

	Units

RIGHTS* 0.0%

United Kingdom
Tritax Big Box PLC, REIT, expiring 05/10/17 (cost $—)	496,935	25,849

TOTAL LONG-TERM INVESTMENTS (cost $2,502,359,526)		2,787,461,778

See Notes to Financial Statements.

12

Description	Shares	Value

SHORT-TERM INVESTMENTS 0.0%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	7,128	$7,128
Prudential Investment Portfolios 2 - Prudential Institutional Money Market(w)	2,134	2,134

TOTAL SHORT-TERM INVESTMENTS (cost $9,262)		9,262

TOTAL INVESTMENTS 100.3% (cost $2,502,368,788)		2,787,471,040
Liabilities in excess of other assets (0.3)%		(7,743,377)

NET ASSETS 100.0%		$2,779,727,663

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

LIBOR—London Interbank Offered Rate

REIT—Real Estate Investment Trust

UTS—Unit Trust Security

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$172,808,073	$—
Canada	63,291,281	—	—
France	—	99,038,846	—
Germany	—	112,880,572	—
Hong Kong	12,274,320	188,029,244	—
Ireland	—	35,909,555	—
Japan	—	294,043,605	—
Netherlands	—	8,499,088	—
Singapore	—	63,451,954	—
Spain	—	16,690,220	—
Sweden	—	43,654,844	—
Switzerland	—	12,377,269	—
United Kingdom	—	123,337,544	—
United States	1,541,149,514	—	—
Rights
United Kingdom	—	25,849	—
Affiliated Mutual Funds	9,262	—	—

Total	$1,616,724,377	$1,170,746,663	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2017 were as follows:

Retail REITs	20.8%
Residential REITs	12.7
Office REITs	11.2
Diversified Real Estate Activities	9.8
Industrial REITs	9.1
Diversified REITs	8.6
Real Estate Operating Companies	7.6
Health Care REITs	7.0
Specialized REITs	6.9
Hotel & Resort REITs	4.9%
Real Estate Development	1.1
Health Care Facilities	0.4
Hotels, Resorts & Cruise Lines	0.2
Affiliated Mutual Funds	0.0 *

100.3
Liabilities in excess of other assets	(0.3)

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

14

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2017 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$25,849	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2017 are as follows:

For the six months ended April 30, 2017, the Fund did not have any realized gain (loss) on derivatives recognized in income.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)
Equity contracts	$25,849

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	15

Statement of Assets & Liabilities (unaudited)

as of April 30, 2017

Assets
Investments at value:
Unaffiliated investments (cost $2,502,359,526)	$2,787,461,778
Affiliated investments (cost $9,262)	9,262
Foreign currency, at value (cost $475,603)	477,133
Receivable for investments sold	50,689,847
Receivable for Fund shares sold	8,114,890
Dividends receivable	4,306,854
Tax reclaim receivable	2,237,993
Prepaid expenses	11,775

Total assets	2,853,309,532

Liabilities
Payable for investments purchased	31,817,987
Loan payable	24,480,000
Payable for Fund shares reacquired	14,041,429
Management fee payable	1,752,269
Accrued expenses and other liabilities	1,183,705
Distribution fee payable	203,753
Affiliated transfer agent fee payable	91,642
Loan interest payable	11,084

Total liabilities	73,581,869

Net Assets	$2,779,727,663

Net assets were comprised of:
Shares of beneficial interest, at par	$119,045
Paid-in capital in excess of par	2,558,071,040

2,558,190,085
Distributions in excess of net investment income	(53,765,620)
Accumulated net realized loss on investment and foreign currency transactions	(9,795,482)
Net unrealized appreciation on investments and foreign currencies	285,098,680

Net assets, April 30, 2017	$2,779,727,663

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share, ($332,601,544 ÷ 14,280,508 shares of beneficial interest issued and outstanding)	$23.29
Maximum sales charge (5.50% of offering price)	1.36

Maximum offering price to public	$24.65

Class B
Net asset value, offering price and redemption price per share, ($10,116,559 ÷ 443,376 shares of beneficial interest issued and outstanding)	$22.82

Class C
Net asset value, offering price and redemption price per share, ($115,344,259 ÷ 5,056,026 shares of beneficial interest issued and outstanding)	$22.81

Class Q
Net asset value, offering price and redemption price per share, ($609,213,295 ÷ 26,048,065 shares of beneficial interest issued and outstanding)	$23.39

Class R
Net asset value, offering price and redemption price per share, ($34,363,554 ÷ 1,479,196 shares of beneficial interest issued and outstanding)	$23.23

Class Z
Net asset value, offering price and redemption price per share, ($1,678,088,452 ÷ 71,738,124 shares of beneficial interest issued and outstanding)	$23.39

See Notes to Financial Statements.

Prudential Global Real Estate Fund	17

Statement of Operations (unaudited)

Six Months Ended April 30, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $2,316,204)	$33,464,512
Affiliated dividend income	18,761
Income from securities lending, net (including affiliated income of $2,560)	5,437

Total income	33,488,710

Expenses
Management fee	11,105,997
Distribution fee—Class A	658,659
Distribution fee—Class B	53,817
Distribution fee—Class C	634,632
Distribution fee—Class R	120,078
Transfer agent’s fees and expenses (including affiliated expense of $229,200)	2,193,000
Custodian and accounting fees	308,000
Loan interest expense	118,200
Shareholders’ reports	96,000
Registration fees	84,000
Commitment fee on syndicated credit agreement	53,000
Trustees’ fees	33,000
Legal fees and expenses	20,000
Audit fee	14,000
Miscellaneous	41,016

Total expenses	15,533,399
Less: Distribution fee waiver—Class R	(40,026)

Net expenses	15,493,373

Net investment income (loss)	17,995,337

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,355)	21,073,698
Foreign currency transactions	(96,786)

20,976,912

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of ($196))	28,290,551
Foreign currencies	76,895

28,367,446

Net gain (loss) on investment and foreign currency transactions	49,344,358

Net Increase (Decrease) In Net Assets Resulting From Operations	$67,339,695

See Notes to Financial Statements.

18

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,995,337	$68,825,967
Net realized gain (loss) on investment and foreign currency transactions	20,976,912	50,965,128
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	28,367,446	(133,642,866)

Net increase (decrease) in net assets resulting from operations	67,339,695	(13,851,771)

Dividends and Distributions
Dividends from net investment income
Class A	(7,662,778)	(10,073,562)
Class B	(162,787)	(159,419)
Class C	(1,913,950)	(1,900,474)
Class Q	(7,389,635)	(8,598,824)
Class R	(406,073)	(449,042)
Class Z	(33,725,655)	(47,795,120)

	(51,260,878)	(68,976,441)

Distributions from net realized gains
Class A	(6,138,990)	(8,243,669)
Class B	(144,734)	(215,194)
Class C	(1,701,693)	(2,549,608)
Class Q	(5,036,979)	(5,211,340)
Class R	(337,025)	(365,187)
Class Z	(24,918,253)	(33,212,763)

	(38,277,674)	(49,797,761)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	383,652,346	896,821,883
Net asset value of shares issued in reinvestment of dividends and distributions	61,646,271	78,259,959
Cost of shares reacquired	(879,344,388)	(1,073,081,179)

Net increase (decrease) in net assets from Fund share transactions	(434,045,771)	(97,999,337)

Total increase (decrease)	(456,244,628)	(230,625,310)

Net Assets:
Beginning of period	3,235,972,291	3,466,597,601

End of period	$2,779,727,663	$3,235,972,291

See Notes to Financial Statements.

Prudential Global Real Estate Fund	19

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established as a Delaware business trust on October 24, 1997. The Trust currently consists of the following four series: Prudential Global Real Estate Fund, Prudential US Real Estate Fund, Prudential QMA Long-Short Equity Fund and Prudential Short Duration Muni High Income Fund. These financial statements relate only to Prudential Global Real Estate Fund (the “Fund”). The Fund is a non-diversified series of the Trust. The financial statements of the other series of the Trust are not presented herein.

The investment objective of the Fund is capital appreciation and income.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follow such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last

20

sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Warrants and Rights: The Fund may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or

Prudential Global Real Estate Fund	21

Notes to Financial Statements (unaudited) (continued)

such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to

22

set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Real Estate Investment Trusts (REITs): The Fund invests in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or a return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Concentration of Risk for REITs: Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and

Prudential Global Real Estate Fund	23

Notes to Financial Statements (unaudited) (continued)

dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management which may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

24

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all the investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with PGIM Real Estate, which is a business unit of PGIM, Inc. The subadvisory agreement provides that PGIM Real Estate will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM Real Estate is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM Real Estate, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of .75% of the Fund’s average daily net assets.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed through February 28, 2018 to limit such fees to .50% of the average daily net assets of Class R shares.

PIMS has advised the Fund that it has received $70,594 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that it has received $798, $12,506 and $3,351 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively, during the six months ended April 30, 2017.

PGIM, Inc., PGIM Investments and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Prudential Global Real Estate Fund	25

Notes to Financial Statements (unaudited) (continued)

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the period ended April 30, 2017, PGIM, Inc., was compensated $1,400 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended April 30, 2017 were $1,023,701,772 and $1,494,004,240, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2017 were as follows:

Tax Basis	$2,587,551,416

Appreciation	272,418,319
Depreciation	(72,498,695)

Net Unrealized Appreciation	$199,919,624

The book basis may differ from tax basis due to certain tax-related adjustments.

26

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A shares CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value, divided into six classes, designated Class A, Class B, Class C, Class Q, Class R and Class Z.

At reporting period end, seven shareholders of record held 59% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Prudential Global Real Estate Fund	27

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended April 30, 2017:
Shares sold	2,123,672	$48,484,897
Shares issued in reinvestment of dividends and distributions	528,148	11,942,829
Shares reacquired	(5,230,879)	(119,593,285)

Net increase (decrease) in shares outstanding before conversion	(2,579,059)	(59,165,559)
Shares issued upon conversion from other share class(es)	98,798	2,250,688
Shares reacquired upon conversion into other share class(es)	(5,468,980)	(125,337,231)

Net increase (decrease) in shares outstanding	(7,949,241)	$(182,252,102)

Year ended October 31, 2016:
Shares sold	5,721,773	$136,007,276
Shares issued in reinvestment of dividends and distributions	658,899	15,782,441
Shares reacquired	(7,126,608)	(170,076,436)

Net increase (decrease) in shares outstanding before conversion	(745,936)	(18,286,719)
Shares issued upon conversion from other share class(es)	173,488	4,142,414
Shares reacquired upon conversion into other share class(es)	(882,399)	(21,146,725)

Net increase (decrease) in shares outstanding	(1,454,847)	$(35,291,030)

Class B
Six months ended April 30, 2017:
Shares sold	2,891	$64,800
Shares issued in reinvestment of dividends and distributions	11,451	254,321
Shares reacquired	(75,138)	(1,682,737)

Net increase (decrease) in shares outstanding before conversion	(60,796)	(1,363,616)
Shares reacquired upon conversion into other share class(es)	(17,215)	(379,474)

Net increase (decrease) in shares outstanding	(78,011)	$(1,743,090)

Year ended October 31, 2016:
Shares sold	25,399	$598,409
Shares issued in reinvestment of dividends and distributions	12,944	303,677
Shares reacquired	(105,921)	(2,492,605)

Net increase (decrease) in shares outstanding before conversion	(67,578)	(1,590,519)
Shares reacquired upon conversion into other share class(es)	(37,012)	(873,882)

Net increase (decrease) in shares outstanding	(104,590)	$(2,464,401)

28

Class C	Shares	Amount
Six months ended April 30, 2017:
Shares sold	237,532	$5,292,406
Shares issued in reinvestment of dividends and distributions	132,611	2,943,969
Shares reacquired	(1,201,154)	(26,935,918)

Net increase (decrease) in shares outstanding before conversion	(831,011)	(18,699,543)
Shares reacquired upon conversion into other share class(es)	(328,189)	(7,374,590)

Net increase (decrease) in shares outstanding	(1,159,200)	$(26,074,133)

Year ended October 31, 2016:
Shares sold	514,437	$12,067,875
Shares issued in reinvestment of dividends and distributions	153,122	3,592,616
Shares reacquired	(1,417,886)	(33,151,907)

Net increase (decrease) in shares outstanding before conversion	(750,327)	(17,491,416)
Shares reacquired upon conversion into other share class(es)	(387,838)	(9,123,645)

Net increase (decrease) in shares outstanding	(1,138,165)	$(26,615,061)

Class Q
Six months ended April 30, 2017:
Shares sold	4,985,029	$115,080,652
Shares issued in reinvestment of dividends and distributions	422,894	9,621,083
Shares reacquired	(2,628,888)	(60,404,624)

Net increase (decrease) in shares outstanding before conversion	2,779,035	64,297,111
Shares issued upon conversion from other share class(es)	5,229,790	121,009,776
Shares reacquired upon conversion into other share class(es)	(869)	(19,969)

Net increase (decrease) in shares outstanding	8,007,956	$185,286,918

Year ended October 31, 2016:
Shares sold	6,347,474	$153,722,199
Shares issued in reinvestment of dividends and distributions	399,480	9,621,464
Shares reacquired†	(4,079,150)	(98,168,896)

Net increase (decrease) in shares outstanding before conversion	2,667,804	65,174,767
Shares issued upon conversion from other share class(es)	2,936,133	70,293,069
Shares reacquired upon conversion into other share class(es)	(1,459)	(35,868)

Net increase (decrease) in shares outstanding	5,602,478	$135,431,968

Class R
Six months ended April 30, 2017:
Shares sold	535,128	$12,068,186
Shares issued in reinvestment of dividends and distributions	29,514	666,130
Shares reacquired	(307,800)	(7,019,084)

Net increase (decrease) in shares outstanding before conversion	256,842	5,715,232
Shares reacquired upon conversion into other share class(es)	(4,157)	(94,772)

Net increase (decrease) in shares outstanding	252,685	$5,620,460

Year ended October 31, 2016:
Shares sold	560,533	$13,453,429
Shares issued in reinvestment of dividends and distributions	30,694	734,299
Shares reacquired	(373,030)	(8,843,617)

Net increase (decrease) in shares outstanding	218,197	$5,344,111

Prudential Global Real Estate Fund	29

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended April 30, 2017:
Shares sold	8,843,750	$202,661,405
Shares issued in reinvestment of dividends and distributions	1,593,565	36,217,939
Shares reacquired	(28,863,360)	(663,708,740)

Net increase (decrease) in shares outstanding before conversion	(18,426,045)	(424,829,396)
Shares issued upon conversion from other share class(es)	5,755,565	132,522,681
Shares reacquired upon conversion into other share class(es)	(5,298,770)	(122,577,109)

Net increase (decrease) in shares outstanding	(17,969,250)	$(414,883,824)

Year ended October 31, 2016:
Shares sold	24,288,197	$580,972,695
Shares issued in reinvestment of dividends and distributions	2,003,126	48,225,462
Shares reacquired	(31,713,084)	(760,347,718)

Net increase (decrease) in shares outstanding before conversion	(5,421,761)	(131,149,561)
Shares issued upon conversion from other share class(es)	1,239,029	29,819,560
Shares reacquired upon conversion into other share class(es)	(3,052,655)	(73,074,923)

Net increase (decrease) in shares outstanding	(7,235,387)	$(174,404,924)

†	Includes affiliated redemption of 492 shares with a value of $11,623 for Class Q shares.

Note 7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund utilized the SCA during the six months ended April 30, 2017. The average daily balance for the 120 days that the Fund had loans outstanding during the period was $17,152,708, borrowed at a weighted average interest rate of 2.07%. The maximum loan balance outstanding during the period was $45,170,000. As of April 30, 2017, the Fund had an outstanding loan balance of $24,480,000.

Note 8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize

30

and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 9. Other

At the Trust’s Board meeting in March, 2017, the Board of Trustees approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. The impact to the net assets of the Fund and individual share classes is not ascertainable at the present time. PGIM Investments expects to implement the changes by December 31, 2017.

Prudential Global Real Estate Fund	31

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,	Seven Months Ended October 31,		Year Ended March 31,
	2017		2016	2015(f)		2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$23.41		$24.36	$25.36		$22.59	$22.84	$19.79	$19.43
Income (loss) from investment operations
Net investment income (loss)	.11		.44	.17		.36	.33	.33	.33
Net realized and unrealized gain (loss) on investment transactions	.41		(.59)	(.87)		3.06	(.15)	3.39	.37
Total from investment operations	.52		(.15)	(.70)		3.42	.18	3.72	.70
Less Dividends and Distributions:
Dividends from net investment income	(.35)		(.45)	(.30)		(.65)	(.43)	(.67)	(.34)
Distributions from net realized gains	(.29)		(.35)	-		-	-	-	-
Total dividends and distributions	(.64)		(.80)	(.30)		(.65)	(.43)	(.67)	(.34)
Net asset value, end of period	$23.29		$23.41	$24.36		$25.36	$22.59	$22.84	$19.79
Total Return(a)	2.31%		(0.67)%	(2.77)%		15.26%	.92%	19.07%	3.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$332,602		$520,316	$576,898		$990,774	$926,156	$679,524	$368,183
Average net assets (000)	$442,745		$546,171	$762,679		$982,032	$806,577	$470,031	$302,768
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.27%	(d)	1.24%	1.27%	(d)	1.27%	1.26%	1.27%	1.27%
Expenses before waivers and/or expense reimbursement	1.27%	(d)	1.24%	1.27%	(d)	1.27%	1.26%	1.27%	1.27%
Net investment income (loss)	1.00%	(d)	1.84%	1.17%	(d)	1.47%	1.47%	1.59%	1.77%
Portfolio turnover	34%	(e)	80%	48%	(e)	53%	32%	20%	20%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.

See Notes to Financial Statements.

32

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,	Seven Months Ended October 31,		Year Ended March 31,
	2017		2016	2015(f)		2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.99		$23.93	$24.93		$22.24	$22.61	$19.62	$19.29
Income (loss) from investment operations
Net investment income (loss)	.03		.27	.07		.18	.18	.19	.21
Net realized and unrealized gain (loss) on investment transactions	.41		(.58)	(.87)		3.01	(.16)	3.36	.34
Total from investment operations	.44		(.31)	(.80)		3.19	.02	3.55	.55
Less Dividends and Distributions:
Dividends from net investment income	(.32)		(.28)	(.20)		(.50)	(.39)	(.56)	(.22)
Distributions from net realized gains	(.29)		(.35)	-		-	-	-	-
Total dividends and distributions	(.61)		(.63)	(.20)		(.50)	(.39)	(.56)	(.22)
Net asset value, end of period	$22.82		$22.99	$23.93		$24.93	$22.24	$22.61	$19.62
Total Return(a)	1.97%		(1.32)%	(3.20)%		14.44%	.24%	18.30%	2.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,117		$11,984	$14,981		$17,233	$16,866	$16,721	$12,671
Average net assets (000)	$10,853		$13,626	$15,836		$17,517	$17,712	$13,595	$13,320
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.97%	(d)	1.94%	1.97%	(d)	1.97%	1.96%	1.97%	1.97%
Expenses before waivers and/or expense reimbursement	1.97%	(d)	1.94%	1.97%	(d)	1.97%	1.96%	1.97%	1.97%
Net investment income (loss)	.29%	(d)	1.15%	.52%	(d)	.77%	.80%	.94%	1.11%
Portfolio turnover	34%	(e)	80%	48%	(e)	53%	32%	20%	20%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	33

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,	Seven Months Ended October 31,		Year Ended March 31,
	2017		2016	2015(f)		2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$22.98		$23.93	$24.92		$22.23	$22.61	$19.62	$19.29
Income (loss) from investment operations
Net investment income (loss)	.04		.27	.07		.18	.17	.19	.20
Net realized and unrealized gain (loss) on investment transactions	.40		(.59)	(.86)		3.01	(.16)	3.36	.35
Total from investment operations	.44		(.32)	(.79)		3.19	.01	3.55	.55
Less Dividends and Distributions:
Dividends from net investment income	(.32)		(.28)	(.20)		(.50)	(.39)	(.56)	(.22)
Distributions from net realized gains	(.29)		(.35)	-		-	-	-	-
Total dividends and distributions	(.61)		(.63)	(.20)		(.50)	(.39)	(.56)	(.22)
Net asset value, end of period	$22.81		$22.98	$23.93		$24.92	$22.23	$22.61	$19.62
Total Return(a)	1.97%		(1.36)%	(3.16)%		14.45%	.19%	18.30%	2.97%

Ratios/Supplemental Data:
Net assets, end of period (000)	$115,344		$142,836	$175,965		$191,917	$151,751	$128,517	$86,546
Average net assets (000)	$127,978		$161,785	$181,798		$178,177	$146,043	$99,523	$78,213
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.97%	(d)	1.94%	1.97%	(d)	1.97%	1.96%	1.97%	1.97%
Expenses before waivers and/or expense reimbursement	1.97%	(d)	1.94%	1.97%	(d)	1.97%	1.96%	1.97%	1.97%
Net investment income (loss)	.32%	(d)	1.15%	.52%	(d)	.75%	.79%	.92%	1.06%
Portfolio turnover	34%	(e)	80%	48%	(e)	53%	32%	20%	20%

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.

See Notes to Financial Statements.

34

Class Q Shares
	Six Months Ended April 30,		Year Ended October 31,	Seven Months Ended October 31,		Year Ended March 31,	August 23, 2013(d) through March 31,
	2017		2016	2015(g)		2015	2014
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$23.51		$24.45	$25.45		$22.69	$21.46
Income (loss) from investment operations
Net investment income (loss)	.16		.55	.24		.46	.26
Net realized and unrealized gain (loss) on investment transactions	.41		(.58)	(.87)		3.08	1.15
Total from investment operations	.57		(.03)	(.63)		3.54	1.41
Less Dividends and Distributions:
Dividends from net investment income	(.40)		(.56)	(.37)		(.78)	(.18)
Distributions from net realized gains	(.29)		(.35)	-		-	-
Total dividends and distributions	(.69)		(.91)	(.37)		(.78)	(.18)
Net asset value, end of period	$23.39		$23.51	$24.45		$25.45	$22.69
Total Return(a)	2.52%		(0.17)%	(2.47)%		15.77%	6.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$609,213		$424,097	$304,042		$237,692	$54,236
Average net assets (000)	$452,074		$368,820	$279,379		$140,024	$39,266
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.80%	(e)	.79%	.80%	(e)	.81%	.83%	(e)
Expenses before waivers and/or expense reimbursement	.80%	(e)	.79%	.80%	(e)	.81%	.83%	(e)
Net investment income (loss)	1.40%	(e)	2.27%	1.68%	(e)	1.84%	1.93%	(e)
Portfolio turnover	34%	(f)	80%	48%	(f)	53%	32%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.
(g)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	35

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,	Seven Months Ended October 31,		Year Ended March 31,
	2017		2016	2015(f)		2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$23.36		$24.30	$25.31		$22.55	$22.82	$19.77	$19.42
Income (loss) from investment operations
Net investment income (loss)	.08		.38	.14		.30	.29	.29	.28
Net realized and unrealized gain (loss) on investment transactions	.42		(.57)	(.88)		3.06	(.16)	3.39	.37
Total from investment operations	.50		(.19)	(.74)		3.36	.13	3.68	.65
Less Dividends and Distributions:
Dividends from net investment income	(.34)		(.40)	(.27)		(.60)	(.40)	(.63)	(.30)
Distributions from net realized gains	(.29)		(.35)	-		-	-	-	-
Total dividends and distributions	(.63)		(.75)	(.27)		(.60)	(.40)	(.63)	(.30)
Net asset value, end of period	$23.23		$23.36	$24.30		$25.31	$22.55	$22.82	$19.77
Total Return(a)	2.22%		(0.83)%	(2.92)%		15.03%	.72%	18.89%	3.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,364		$28,647	$24,507		$24,002	$14,014	$13,078	$5,523
Average net assets (000)	$32,286		$26,820	$23,797		$19,001	$14,324	$8,527	$4,203
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.47%	(d)	1.44%	1.47%	(d)	1.47%	1.46%	1.47%	1.47%
Expenses before waivers and/or expense reimbursement	1.72%	(d)	1.69%	1.72%	(d)	1.72%	1.71%	1.72%	1.72%
Net investment income (loss)	.71%	(d)	1.59%	1.01%	(d)	1.22%	1.31%	1.36%	1.52%
Portfolio turnover	34%	(e)	80%	48%	(e)	53%	32%	20%	20%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.

See Notes to Financial Statements.

36

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,	Seven Months Ended October 31,		Year Ended March 31,
	2017		2016	2015(f)		2015	2014	2013	2012
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$23.50		$24.45	$25.46		$22.69	$22.93	$19.85	$19.50
Income (loss) from investment operations
Net investment income (loss)	.15		.51	.22		.43	.39	.39	.38
Net realized and unrealized gain (loss) on investment transactions	.41		(.59)	(.89)		3.07	(.15)	3.42	.36
Total from investment operations	.56		(.08)	(.67)		3.50	.24	3.81	.74
Less Dividends and Distributions:
Dividends from net investment income	(.38)		(.52)	(.34)		(.73)	(.48)	(.73)	(.39)
Distributions from net realized gains	(.29)		(.35)	-		-	-	-	-
Total dividends and distributions	(.67)		(.87)	(.34)		(.73)	(.48)	(.73)	(.39)
Net asset value, end of period	$23.39		$23.50	$24.45		$25.46	$22.69	$22.93	$19.85
Total Return(a)	2.49%		(.37)%	(2.62)%		15.60%	1.22%	19.50%	3.99%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,678,088		$2,108,092	$2,370,204		$2,573,401	$1,967,200	$1,114,469	$517,935
Average net assets (000)	$1,920,207		$2,247,294	$2,429,133		$2,316,203	$1,626,256	$723,880	$406,631
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.97%	(d)	.94%	.97%	(d)	.97%	.96%	.97%	.97%
Expenses before waivers and/or expense reimbursement	.97%	(d)	.94%	.97%	(d)	.97%	.96%	.97%	.97%
Net investment income (loss)	1.29%	(d)	2.13%	1.52%	(d)	1.75%	1.75%	1.86%	2.03%
Portfolio turnover	34%	(e)	80%	48%	(e)	53%	32%	20%	20%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the seven month period ended October 31, 2015. The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 2015.

See Notes to Financial Statements.

Prudential Global Real Estate Fund	37

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Global Real Estate Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL GLOBAL REAL ESTATE FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PURAX	PURBX	PURCX	PGRQX	PURRX	PURZX
CUSIP	744336108	744336207	744336306	744336876	744336405	744336504

MF182E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 19, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 19, 2017